Financial Instruments and Risk Management - Derivative Instruments Designated as Cash Flow Hedge (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 20	$ 31
Forward Contracts [Member] | Other Income And Expenses Net [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 20	$ 31